Supplemental Consolidating Financial Information - Additional Information (Detail) (USD $)			12 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 7.25% Senior Notes due October 2020 [Member]	Sep. 30, 2010 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2013 Intelsat Jackson [Member]	Dec. 31, 2012 Intelsat Jackson [Member]	Dec. 31, 2011 Intelsat Jackson [Member]	Apr. 05, 2011 Intelsat Jackson [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due April 2019 [Member]	Apr. 05, 2011 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.5% Senior Notes due April 2021 [Member]	Dec. 31, 2013 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Dec. 31, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]	Apr. 26, 2012 Intelsat Jackson [Member] 7.25% Senior Notes due October 2020 [Member]
Condensed Financial Statements, Captions [Line Items]
Long-term debt, Carrying Value	$ 15,287,414,000	$ 15,904,194,000				$ 11,762,996,000	$ 10,218,266,000		$ 2,650,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,500,000,000	$ 1,150,000,000	$ 1,150,000,000	$ 1,150,000,000	$ 2,200,000,000	$ 2,200,000,000	$ 1,200,000,000
Senior Notes, Interest rate				7.25%	7.25%					7.25%	7.25%	7.25%	7.50%	7.50%	7.50%	7.25%	7.25%
Debt instrument, maturity date			2020							2019	April 2019	April 2019	2021	April 2021	April 2021	October 2020	October 2020
Other comprehensive loss						$ 58,000,000	$ 6,900,000	$ 35,000,000